Supplement to currently effective Statement of Additional
                    Information for each of the listed funds:

Scudder Balanced Fund
Scudder California Tax Free Fund
Scudder California Tax Free Money Fund
Scudder Cash Investment Trust
Scudder Development Fund
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder GNMA Fund
Scudder Gold Fund
Scudder Government Money Market Series
Scudder Greater Europe Growth Fund
Scudder Growth and Income Fund
Scudder High Yield Bond Fund
Scudder High Yield Tax Free Fund
Scudder Income Fund
Scudder International Bond Fund
Scudder International Fund

Scudder International Growth and Income Fund
Scudder Large Company Growth Fund
Scudder Latin America Fund
Scudder Limited Term Tax Free Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Limited Term Tax Free Fund
Scudder Massachusetts Tax Free Fund
Scudder Medium Term Tax Free Fund
Scudder Money Market Series
Scudder New York Tax Free Fund
Scudder New York Tax Free Money Fund
Scudder Ohio Tax Free Fund
Scudder Pacific Opportunities Fund
Scudder Pennsylvania Tax Free Fund
Scudder Short Term Bond Fund
Scudder Tax Free Money Fund
Scudder Tax Free Money Market Series
Scudder U.S. Treasury Money Fund
Scudder Zero Coupon 2000 Fund

The Funds' investment adviser, Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. ("Zurich Kemper"), and Scudder has changed its name to Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"). As a result of the transaction, Zurich owns approximately 70% of Scudder Kemper, with the balance owned by Scudder Kemper's officers and employees. Scudder Kemper now manages in excess of $200 billion in assets.

Following the transaction, the Scudder Family of Funds will continue to be pure no load. The Scudder Family of Funds consists of those Funds or classes of Funds advised by Scudder Kemper which are offered without commissions to purchase or redeem shares or to exchange from one Fund to another.

The transaction between Scudder and Zurich resulted in the termination of each Fund's investment management agreement with Scudder. However, new investment management agreements between each Fund and Scudder Kemper were approved by each Fund's Board of Directors or Trustees. A special meeting of shareholders (the "Special Meeting") of each Fund was held in October 1997, at which time the shareholders also approved the new investment management agreements. The new investment management agreements (each an "Investment Management Agreement" and, collectively, the "Investment Management Agreements") are each effective as of December 31, 1997 and each will be in effect for an initial term ending on the same date as would the corresponding previous investment management agreement. Each Fund's Investment Management Agreement is the same in all material respects as the corresponding previous investment management agreement, except that Scudder Kemper is the new investment adviser to each Fund.

Master/feeder Structure

Each Fund's Board of Trustees or Directors has the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Brokerage Commissions

The following sentence below amends disclosure for each Fund:

      The Adviser is authorized when placing portfolio transactions for the Fund to pay a brokerage commission in excess of that which another broker might have charged for executing the same transaction on account of execution services and the receipt of research, market or statistical analysis.

Each Fund's fundamental policies have been amended by a vote of shareholders at each Fund's respective Special Meeting. Following is a list of each Fund's amended and restated fundamental policies. As a matter of fundamental policy, each Fund will not:

o borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

o issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

o For all Funds except Scudder Gold Fund: concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time (except that Scudder Cash Investment Trust and Scudder New York Tax Free Money Fund each reserves the freedom of action to concentrate its investments in instruments issued by domestic banks and except that Scudder Pathway Series may concentrate in an underlying Fund. However, each underlying Scudder Fund in which each Pathway Portfolio will invest may concentrate its investments in a particular industry);

o For Scudder Gold Fund: concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, except that the Fund may concentrate in securities issued by wholly owned subsidiaries of Scudder Mutual Funds, Inc. and securities of companies that are primarily engaged in the exploration, mining, fabrication, processing or distribution of gold and other precious metals and in gold, silver, platinum and palladium bullion and coins;

o For all Funds: engage in the business of underwriting securities issued by others, except to the extent that the Fund (or Portfolio, in the case of Scudder Pathway Series) may be deemed to be an underwriter in connection with the disposition of portfolio securities;

o purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund (or Portfolio, in the case of Scudder Pathway Series) reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's (or Portfolio's, in the case of Scudder Pathway Series) ownership of securities;

o For all Funds except Scudder Gold Fund: purchase physical commodities or contracts relating to physical commodities;

o For Scudder Gold Fund: purchase or sell physical commodities or contracts relating to physical commodities, except for contracts for the future delivery of gold, silver, platinum and palladium and gold, silver, platinum and palladium bullion and coins;

o For all Funds: make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's (or Portfolio's, in the case of Scudder Pathway Series) investment objective and policies may be deemed to be loans.

In addition, the following Funds also include the following fundamental policies.

o     For Scudder California Tax Free Fund and Scudder California Tax Free Money
      Fund: each will have at least 80% of its net assets invested in California municipal securities during periods of normal market conditions.

o For Scudder Government Money Market Series, Scudder Money Market Series and Scudder Tax Free Money Market Series: each may not invest an amount equal to 10% or more of the current value of such Fund's total assets in investments that are not readily marketable, including securities restricted as to disposition under the Securities Act of 1933, repurchase agreements having maturities of more than seven days, and, in the case of Scudder Money Market Series, fixed time deposits subject to withdrawal penalties having maturities of more than seven calendar days.

o For Scudder High Yield Tax Free Fund, Scudder Managed Municipal Bonds, Scudder Medium Term Tax Free Fund and Scudder Limited Term Tax Free Fund: each will have at least 80% of its net assets invested in municipal securities during periods of normal market conditions.

o For Scudder Massachusetts Limited Term Tax Free Fund and Scudder Massachusetts Tax Free Fund: each will have at least 80% of its net assets invested in municipal securities of issuers located in Massachusetts and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam) during periods of normal market conditions.

o     For Scudder New York Tax Free Fund and Scudder New York Tax Free Money
      Fund: each will have at least 80% of its net assets invested in New York municipal securities during periods of normal market conditions.

o For Scudder Ohio Tax Free Fund: will have at least 80% of its net assets invested in Ohio municipal securities during periods of normal market conditions.

o For Scudder Pennsylvania Tax Free Fund: will have at least 80% of its net assets invested in Pennsylvania municipal securities during periods of normal market conditions.

o For Scudder Tax Free Money Fund: will have at least 80% of its net assets invested in short-term municipal securities during periods of normal market conditions.

o For Scudder Tax Free Money Market Series: under ordinary market conditions, the Fund will maintain at least 80% of the value of its total assets in obligations that are exempt from federal income taxes and are not subject to the alternative minimum tax.

Each Fund's non-fundamental policies have been amended by each Fund's respective Board of Directors or Trustees as follows:

o For Scudder California Tax Free Fund, Scudder California Tax Free Money Fund, Scudder Cash Investment Trust, Scudder Government Money Market Series, Scudder High Yield Tax Free Fund, Scudder Limited Term Tax Free Fund, Scudder Managed Municipal Bonds, Scudder Massachusetts Limited Term Tax Free Fund, Scudder Massachusetts Tax Free Fund, Scudder Medium Term Tax Free Fund, Scudder Money Market Series, Scudder New York Tax Free Fund, Scudder New York Tax Free Money Fund, Scudder Ohio Tax Free Fund, Scudder Pennsylvania Tax Free Fund, Scudder Tax Free Money Fund, Scudder Tax Free Money Market Series and Scudder U.S. Treasury Money Fund: the Fund does not currently intend to borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes.

o For all other Funds: the Fund does not currently intend to borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings.

o For Scudder Development Fund, Scudder Emerging Markets Growth Fund, Scudder Global Discovery Fund, Scudder Global Fund, Scudder Greater Europe Growth Fund, Scudder International Fund, Scudder International Growth and Income Fund, Scudder Large Company Growth Fund, Scudder Large Company Value Fund, Scudder Latin America Fund, Scudder Pacific Opportunities Fund, Scudder Small Company Value Fund, Scudder Value Fund, Scudder Balanced Fund, Scudder Growth and Income Fund: the Fund currently does not intend to enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

o For all Funds (except Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund, Scudder Money Market Series, Scudder Government Money Market Series, Scudder California Tax Free Money Fund, Scudder New York Tax Free Money Fund, Scudder Tax Free Money Fund, Scudder Tax Free Money Market Series): the Fund does not currently intend to purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments,
      (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

o For all Funds (except Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund, Scudder Money Market Series, Scudder Government Money Market Series, Scudder California Tax Free Money Fund, Scudder New York Tax Free Money Fund, Scudder Tax Free Money Fund, Scudder Tax Free Money Market Series): the Fund currently does not intend to purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

o For all Funds (except Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund, Scudder Money Market Series, Scudder Government Money Market Series, Scudder California Tax Free Money Fund, Scudder New York Tax Free Money Fund, Scudder Tax Free Money Fund, Scudder Tax Free Money Market Series): the Fund currently does not intend to enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, in-the-money amount may be excluded in computing the 5% limit;

o For all Funds (except Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund, Scudder Money Market Series, Scudder Government Money Market Series, Scudder California Tax Free Money Fund,
      Scudder New York Tax Free Money Fund, Scudder Tax Free Money Fund, Scudder Tax Free Money Market Series): the Fund currently does not intend to purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value);

o For Scudder Growth and Income Fund: the Fund currently does not intend to lend portfolio securities in an amount greater than 30% of its total assets.

o For all other Funds: the Fund currently does not intend to lend portfolio securities in an amount greater than 5% of its total assets.

Compensation of Trustees and Directors

The corresponding Trust or Corporation information contained in the following charts replaces the chart in each Fund's Statement of Additional Information. The following table shows the aggregate compensation received by each

Independent Trustee or Director during 1996 from each Trust and Corporation and from all Scudder funds as a group. Therefore, if an individual is listed as a Trustee or Director of a certain Trust or Corporation without receiving any compensation, that individual was elected in 1997. Please refer to the section titled "REMUNERATION--Compensation of Officers and Trustees or Directors" in each Fund's Statement of Additional Information.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Total Compensation From the
                           Scudder     Scudder     Scudder     Scudder      Scudder       Scudder       Trusts and Corporations and
Name of Trustee or         Equity       Funds    Securities    Global    International     Mutual           Fund Complex Paid to
    Director                Trust       Trust       Trust     Fund, Inc.   Fund, Inc.    Funds, Inc.       Trustee and Directors
-----------------------------------------------------------------------------------------------------------------------------------
Paul Bancroft III          $16,300           -     $17,572     $42,750       $41,486            -          $143,358   (16 Funds)
-----------------------------------------------------------------------------------------------------------------------------------
Sheryle J. Bolton          $17,400      $8,700           -     $45,100             -            -           $71,200   (9 Funds)
-----------------------------------------------------------------------------------------------------------------------------------
Thomas J. Devine           $17,400      $8,700     $18,672     $45,500       $44,086       $8,700          $156,058   (18 Funds)
-----------------------------------------------------------------------------------------------------------------------------------
Keith R. Fox               $17,100           -     $18,372           -       $43,486       $8,550           $87,508   (10 Funds)
-----------------------------------------------------------------------------------------------------------------------------------
Wilson Nolen               $17,900      $8,950     $17,900           -       $45,086            -          $165,608   (17 Funds)
-----------------------------------------------------------------------------------------------------------------------------------
Dr. Gordon Shillinglaw     $17,900           -     $19,172           -       $45,086       $9,250          $119,918   (19 Funds)
-----------------------------------------------------------------------------------------------------------------------------------
Robert G. Stone, Jr.            $0           -      $1,272          $0            $0           $0           $12,272*  (2 Funds)
Honorary Trustee or
Director
-----------------------------------------------------------------------------------------------------------------------------------

* This amount does not reflect $6,189 in retirement benefits accrued as part of Fund Complex expenses, and $6,000 in estimated annual benefits payable upon retirement. Retirement benefits accrued and proposed are to be paid to Mr. Stone as additional compensation for serving on the Board of The Japan Fund, Inc.

-----------------------------------------------------------------------------------------------------------------------
                                     Scudder          Scudder                        Total Compensation From the Trusts
Name of Trustee or Director        Global Fund,    International        Scudder       and Corporations and Fund Complex
                                       Inc.          Fund, Inc.        Fund, Inc.       Paid to Trustee and Directors
-----------------------------------------------------------------------------------------------------------------------
Edgar R. Fiedler#                         -                 -           $17,776          $108,083          (20 Funds)
-----------------------------------------------------------------------------------------------------------------------
Dr. J. D. Hammond                         -                 -                 -           $26,233           (7 Funds)
-----------------------------------------------------------------------------------------------------------------------
Dr. Rosita P. Chang                       -                 -                 -           $26,233           (7 Funds)
-----------------------------------------------------------------------------------------------------------------------
Richard M. Hunt                           -                 -                 -           $24,750           (6 Funds)
-----------------------------------------------------------------------------------------------------------------------
William H. Gleysteen, Jr.           $45,500           $44,086                 -          $130,336**        (13 Funds)
-----------------------------------------------------------------------------------------------------------------------
William H. Luers                    $44,750           $43,486                 -          $100,486          (11 Funds)
-----------------------------------------------------------------------------------------------------------------------

** This amount does not reflect $4,888 in retirement benefits accrued as part of Fund Complex expenses, and $3,000 in estimated annual benefits payable upon retirement. Retirement benefits accrued and proposed are to be paid to Mr. Gleysteen as additional compensation for serving on the Board of The Japan Fund, Inc.
# Mr. Fiedler received $17,776 from Scudder Fund, Inc. through a deferred compensation program. As of December 31, 1996, Mr. Fiedler had a total of $420,490 accrued over a number of years in a deferred compensation program for serving on the Boards of Scudder Fund, Inc. and Scudder Institutional Fund, Inc.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             Scudder
                                                        Scudder     Scudder                   State    Scudder
    Name of       Scudder     Scudder      Scudder      Mutual     California     Scudder      Tax    Tax Free     Scudder
  Trustee or      Equity       Funds     Securities     Funds,     Tax Free      Municipal    Free      Money     Tax Free
   Director        Trust       Trust        Trust        Inc.        Trust         Trust      Trust     Fund        Trust
----------------------------------------------------------------------------------------------------------------------------
Henry P. Becton      -             -         -             -        $8,900        $17,800    $16,900         -           -
----------------------------------------------------------------------------------------------------------------------------
Dawn-Marie
Driscoll             -             -         -             -        $9,500        $19,000    $17,500    $9,500     $19,000
----------------------------------------------------------------------------------------------------------------------------
Peter B.
Freeman              -        $8,300         -             -        $9,500        $19,000    $17,500    $9,500     $19,000
----------------------------------------------------------------------------------------------------------------------------
George M.
Lovejoy, Jr.         -             -         -             -             -        $19,000          -    $9,500           -
----------------------------------------------------------------------------------------------------------------------------
Robert W.
Lear##              $0             -        $0             -             -              -          -         -           -
----------------------------------------------------------------------------------------------------------------------------
Dr. Wesley W.
Marple, Jr.          -             -         -             -             -        $19,000    $17,500         -     $19,000
----------------------------------------------------------------------------------------------------------------------------
Jean C. Tempel       -             -         -             -             -              -    $17,138    $9,200     $18,400
----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                          Scudder               Total Compensation From
                      Scudder                                               U.S.                    the Trusts and
    Name of             Cash        Scudder      Scudder      Scudder     Treasury   Scudder     Corporations and Fund
  Trustee or         Investment      GNMA      Investment    Portfolio     Money      Fund,     Complex Paid to Trustee
   Director            Trust         Fund         Trust        Trust        Fund      Inc.          and Directors
------------------------------------------------------------------------------------------------------------------------
Henry P. Becton       $8,900             -       $17,800       $20,712          -         -     $91,012    (16 Funds)
------------------------------------------------------------------------------------------------------------------------
Dawn-Marie
Driscoll              $9,500        $9,500             -             -     $9,500         -    $103,000    (16 Funds)
------------------------------------------------------------------------------------------------------------------------
Peter B.
Freeman               $9,500             -             -             -          -    $8,000    $131,734    (33 Funds)
------------------------------------------------------------------------------------------------------------------------
George M.
Lovejoy, Jr.          $9,500        $9,500       $19,300       $22,512     $9,500         -    $124,512    (13 Funds)
------------------------------------------------------------------------------------------------------------------------
Robert W.
Lear##                     -             -             -             -          -    $8,000     $33,049    (11 Funds)
------------------------------------------------------------------------------------------------------------------------
Dr. Wesley W.
Marple, Jr.                -        $9,500       $19,300       $22,512          -         -    $106,812    (16 Funds)
------------------------------------------------------------------------------------------------------------------------
Jean C. Tempel             -        $9,200       $18,400       $21,312     $9,200         -    $102,895    (16 Funds)
------------------------------------------------------------------------------------------------------------------------

##    Mr. Lear serves as Honorary Trustee for Scudder Equity Trust

The corresponding Trustee or Director information contained in the following chart replaces the Trustee or Director information in each Fund's Statement of Additional Information.

                             TRUSTEES and DIRECTORS

Name, Age, Address of
Trustees and Directors                        Principal Occupation**                         Trust(s) and/or Corporation(s)
----------------------                        ----------------------                         ------------------------------

Paul Bancroft III (67)                Venture Capitalist and Consultant                   Scudder Equity Trust
1120 Cheston Lane                                                                         Scudder Global Fund, Inc.
Queenstown, MD 21658                                                                      Scudder International Fund, Inc.
                                                                                          Scudder Mutual Funds, Inc.
                                                                                          Scudder Securities Trust

Henry P. Becton, Jr. (53)             President and General Manager, WGBH Educational     Scudder California Tax Free Trust
WGBH                                  Foundation                                          Scudder Cash Investment Trust
125 Western Avenue                                                                        Scudder Funds Trust
Allston, MA 02134                                                                         Scudder GNMA Fund
                                                                                          Scudder Investment Trust
                                                                                          Scudder Municipal Trust
                                                                                          Scudder Portfolio Trust
                                                                                          Scudder State Tax Free Trust
                                                                                          Scudder Tax Free Money Fund
                                                                                          Scudder Tax Free Trust
                                                                                          Scudder U.S. Treasury Money Fund

Sheryle J. Bolton (51)                Chief Executive Officer, Scientific Learning        Scudder Equity Trust
560 White Plains Road                 Corporation.  Former President and Chief            Scudder Global Fund, Inc.
Tarrytown, NY 10591                   Operation Officer, Physicians Online, Inc.          Scudder International Fund, Inc.
                                      (electronic transmission of clinical information    Scudder Mutual Funds, Inc.
                                      for physicians (until 1995)                         Scudder Securities Trust

William T. Burgin (54)                General Partner, Bessemer Venture Partners;         Scudder Equity Trust
P.O. Box 580                          General Partner, Deer & Company                     Scudder Global Fund, Inc.
Dover, MA 02030-0580                                                                      Scudder International Fund, Inc.
                                                                                          Scudder Mutual Funds, Inc.
                                                                                          Scudder Securities Trust

Dr. Rosita P. Chang (42)              Professor of Finance, University of Rhode Island    Scudder Fund, Inc.
PACAP Research Center                                                                     Scudder Pathway Series
College of Business Administration
University of Rhode Island
7 Lippitt Road
Kingston, RI 02881

Thomas J. Devine (70)                 Consultant                                          Scudder Equity Trust
641 Lexington Avenue                                                                      Scudder Global Fund, Inc.
28th Floor                                                                                Scudder International Fund, Inc.
New York, NY 10022                                                                        Scudder Mutual Funds, Inc.
                                                                                          Scudder Securities Trust

Name, Age, Address of
Trustees and Directors                        Principal Occupation**                         Trust(s) and/or Corporation(s)
----------------------                        ----------------------                         ------------------------------

Dawn-Marie Driscoll (50)              Executive Fellow, Center for Business Ethics,       Scudder California Tax Free Trust
5760 Flamingo Drive                   Bentley College; President, Driscoll Associates     Scudder Cash Investment Trust
Cape Coral, FL 33904                                                                      Scudder Funds Trust
                                                                                          Scudder GNMA Fund
                                                                                          Scudder Investment Trust
                                                                                          Scudder Municipal Trust
                                                                                          Scudder Portfolio Trust
                                                                                          Scudder State Tax Free Trust
                                                                                          Scudder Tax Free Money Fund
                                                                                          Scudder Tax Free Trust
                                                                                          Scudder U.S. Treasury Money Fund

Edgar R. Fiedler # (68)               Senior Fellow and Economic Counsellor, The          Scudder Fund, Inc.
                                      Conference Board, Inc.                              Scudder Pathway Series

Keith R. Fox (43)                     President, Exeter Capital Management Corporation    Scudder Equity Trust
10 East 53rd Street                   (private investment firm)                           Scudder Global Fund, Inc.
New York, NY 10022                                                                        Scudder International Fund, Inc.
                                                                                          Scudder Mutual Funds, Inc.
                                                                                          Scudder Securities Trust

Peter B. Freeman (65)                 Corporate Director and Trustee                      Scudder California Tax Free Trust
100 Alumni Avenue                                                                         Scudder Cash Investment Trust
Providence, RI 02906                                                                      Scudder Fund, Inc.
                                                                                          Scudder Funds Trust
                                                                                          Scudder GNMA Fund
                                                                                          Scudder Investment Trust
                                                                                          Scudder Municipal Trust
                                                                                          Scudder Portfolio Trust
                                                                                          Scudder State Tax Free Trust
                                                                                          Scudder Tax Free Money Fund
                                                                                          Scudder Tax Free Trust
                                                                                          Scudder U.S. Treasury Money Fund

William H. Gleysteen, Jr. (71)        Consultant                                          Scudder Global Fund, Inc.
4937 Crescent St.                                                                         Scudder International Fund, Inc.
Bethesda, MD 20816

Dr. J. D. Hammond (63)                Dean, Smeal College of Business Administration,     Scudder Fund, Inc.
801 Business Administration Building  Pennsylvania State University                       Scudder Pathway Series
Pennsylvania State University
University Park, PA 16801

Name, Age, Address of
Trustees and Directors                        Principal Occupation**                         Trust(s) and/or Corporation(s)
----------------------                        ----------------------                         ------------------------------

Richard M. Hunt (71)                  University Marshall and Senior Lecturer, Harvard    Scudder Fund, Inc.
University Marshal's Office           University                                          Scudder Pathway Series
Wadsworth House
1341 Massachusetts Avenue
Cambridge, MA 02138

Robert W. Lear (80)                   Executive-in-Residence, Visiting Professor,         Scudder Equity Trust
(Honorary Director or Trustee)        Columbia University Graduate School of Business     Scudder Global Fund, Inc.
429 Silvermine Road                                                                       Scudder International Fund, Inc.
New Canaan, CT 06840                                                                      Scudder Securities Trust

George M. Lovejoy, Jr. (67)           President and Director, Fifty Associates (real      Scudder California Tax Free Trust
160 Federal Street                    estate investment trust)                            Scudder Cash Investment Trust
Boston, MA 02110                                                                          Scudder Funds Trust
                                                                                          Scudder GNMA Fund
                                                                                          Scudder Investment Trust
                                                                                          Scudder Municipal Trust
                                                                                          Scudder Portfolio Trust
                                                                                          Scudder State Tax Free Trust
                                                                                          Scudder Tax Free Money Fund
                                                                                          Scudder Tax Free Trust
                                                                                          Scudder U.S. Treasury Money Fund

William H. Luers (68)                 President, The Metropolitan Museum of Art           Scudder Equity Trust
993 Fifth Avenue                                                                          Scudder Global Fund, Inc.
New York, NY 10028                                                                        Scudder International Fund, Inc.
                                                                                          Scudder Mutual Funds, Inc.
                                                                                          Scudder Securities Trust

Dr. Wesley W. Marple, Jr. (65)        Professor of Business Administration,               Scudder California Tax Free Trust
Northeastern University               Northeastern University                             Scudder Cash Investment Trust
360 Huntington Avenue                                                                     Scudder Funds Trust
Boston, MA 02115                                                                          Scudder GNMA Fund
                                                                                          Scudder Investment Trust
                                                                                          Scudder Municipal Trust
                                                                                          Scudder Portfolio Trust
                                                                                          Scudder State Tax Free Trust
                                                                                          Scudder Tax Free Money Fund
                                                                                          Scudder Tax Free Trust
                                                                                          Scudder U.S. Treasury Money Fund

Wilson Nolen (70)                     Consultant                                          Scudder Equity Trust
1120 Fifth Avenue                                                                         Scudder International Fund, Inc.
New York, NY 10022                                                                        Scudder Securities Trust

Name, Age, Address of
Trustees and Directors                        Principal Occupation**                         Trust(s) and/or Corporation(s)
----------------------                        ----------------------                         ------------------------------

Daniel Pierce * (63) +                Managing Director of Scudder Kemper Investments,    Scudder California Tax Free Trust
                                      Inc.                                                Scudder Cash Investment Trust
                                                                                          Scudder Equity Trust
                                                                                          Scudder Funds Trust
                                                                                          Scudder Global Fund, Inc.
                                                                                          Scudder GNMA Fund
                                                                                          Scudder International Fund, Inc. Scudder
                                                                                          Investment Trust
                                                                                          Scudder Municipal Trust
                                                                                          Scudder Mutual Funds, Inc.
                                                                                          Scudder Portfolio Trust
                                                                                          Scudder Securities Trust
                                                                                          Scudder State Tax Free Trust
                                                                                          Scudder Tax Free Money Fund
                                                                                          Scudder Tax Free Trust
                                                                                          Scudder U.S. Treasury Money Fund

Kathryn L. Quirk *(44) ++             Managing Director of Scudder Kemper Investments,    Scudder California Tax Free Trust
                                      Inc.                                                Scudder Cash Investment Trust
                                                                                          Scudder Equity Trust
                                                                                          Scudder Funds Trust
                                                                                          Scudder Global Fund, Inc.
                                                                                          Scudder GNMA Fund
                                                                                          Scudder International Fund, Inc. Scudder
                                                                                          Investment Trust
                                                                                          Scudder Municipal Trust
                                                                                          Scudder Mutual Funds, Inc.
                                                                                          Scudder Portfolio Trust
                                                                                          Scudder Securities Trust
                                                                                          Scudder State Tax Free Trust
                                                                                          Scudder Tax Free Money Fund
                                                                                          Scudder Tax Free Trust
                                                                                          Scudder U.S. Treasury Money Fund

Robert G. Stone, Jr. (74)             Chairman of the Board and Director, Kirby           Scudder Equity Trust
(Honorary Trustee or Director)        Corporation (inland and offshore marine             Scudder Global Fund, Inc.
405 Lexington Avenue                  transportation and diesel repairs)                  Scudder International Fund, Inc.
39th Floor                                                                                Scudder Mutual Funds, Inc.
New York, NY 10174                                                                        Scudder Securities Trust

Edmund R. Swanberg (75) ++            Advisory Managing Director of Scudder Kemper        Scudder Securities Trust
(Honorary Trustee)                    Investments, Inc.

Name, Age, Address of
Trustees and Directors                        Principal Occupation**                         Trust(s) and/or Corporation(s)
----------------------                        ----------------------                         ------------------------------

Jean C. Tempel (54)                   Managing Partner, Technology Equity Partners;       Scudder California Tax Free Trust
Ten Post Office Square                Special Limited Partner, TL Ventures (a venture     Scudder Cash Investment Trust
Suite 1325                            capital fund)                                       Scudder Funds Trust
Boston, MA 02109                                                                          Scudder GNMA Fund
                                                                                          Scudder Investment Trust
                                                                                          Scudder Municipal Trust
                                                                                          Scudder Portfolio Trust
                                                                                          Scudder State Tax Free Trust
                                                                                          Scudder Tax Free Money Fund
                                                                                          Scudder Tax Free Trust
                                                                                          Scudder U.S. Treasury Money Fund

* Mr. Pierce and Ms. Quirk are considered by the Trusts and Corporations and counsel to be persons who are "interested persons" of the Adviser or of the Trusts and Corporations, within the meaning of the Investment Company Act of 1940, as amended.
** Unless otherwise stated, all the Directors and Trustees have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
+     Address: Two International Place, Boston, Massachusetts
++    Address: 345 Park Avenue, New York, New York
# Although Mr. Fiedler is currently not an "interested person," he may be deemed to be so in the future by the Securities and Exchange Commission because of his prior service as a director of Zurich American Insurance Company, a subsidiary of Zurich. Mr. Fiedler resigned from that position in July 1997 and has had no further affiliation with Zurich or any of its subsidiaries since that date.

February 11, 1998